Annual Fund Operating Expenses - Prudential Day One 2020 Fund	Sep. 29, 2021
R1
Operating Expenses:
Management fee	0.02%
Distribution (12b-1) fees	0.50%
Other expenses:	33.30%
Shareholder service fee	0.10%	[1]
Remainder of other expenses	33.20%	[2]
Acquired Fund fees and expenses	0.40%
Total annual Fund operating expenses	34.22%
Fee waiver and/or expense reimbursement	(33.07%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.15%	[3]
R2
Operating Expenses:
Management fee	0.02%
Distribution (12b-1) fees	0.25%
Other expenses:	0.56%
Shareholder service fee	0.10%	[1]
Remainder of other expenses	0.46%	[2]
Acquired Fund fees and expenses	0.40%
Total annual Fund operating expenses	1.23%
Fee waiver and/or expense reimbursement	(0.33%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.90%	[3]
R3
Operating Expenses:
Management fee	0.02%
Distribution (12b-1) fees	0.10%
Other expenses:	0.71%
Shareholder service fee	0.10%	[1]
Remainder of other expenses	0.61%	[2]
Acquired Fund fees and expenses	0.40%
Total annual Fund operating expenses	1.23%
Fee waiver and/or expense reimbursement	(0.48%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.75%	[3]
R4
Operating Expenses:
Management fee	0.02%
Distribution (12b-1) fees	none
Other expenses:	32.59%
Shareholder service fee	0.10%	[1]
Remainder of other expenses	32.49%	[2]
Acquired Fund fees and expenses	0.40%
Total annual Fund operating expenses	33.01%
Fee waiver and/or expense reimbursement	(32.36%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.65%	[3]
R5
Operating Expenses:
Management fee	0.02%
Distribution (12b-1) fees	none
Other expenses:	0.49%
Shareholder service fee	none	[1]
Remainder of other expenses	0.49%	[2]
Acquired Fund fees and expenses	0.40%
Total annual Fund operating expenses	0.91%
Fee waiver and/or expense reimbursement	(0.36%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.55%	[3]
R6
Operating Expenses:
Management fee	0.02%
Distribution (12b-1) fees	none
Other expenses:	0.23%
Shareholder service fee	none	[1]
Remainder of other expenses	0.23%
Acquired Fund fees and expenses	0.40%
Total annual Fund operating expenses	0.65%
Fee waiver and/or expense reimbursement	(0.25%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.40%	[3]

[1]	“Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.
[2]	Other expenses have been updated from the most recent annual report to reflect current expenses.
[3]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through November 30, 2022, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.15% of average daily net assets for Class R1 shares, 0.90% of average daily net assets for Class R2 shares, 0.75% of average daily net assets for Class R3 shares, 0.65% of average daily net assets for Class R4 shares, 0.55% of average daily net assets for Class R5 shares, and 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to November 30, 2022 without the prior approval of the Fund’s Board of Trustees.